Schedule of Long Term Debt (Details) - 12 months ended Jul. 31, 2025 - TALENTEC SDN. BHD. [Member]	USD ($) Integer	CNY (¥) Integer
Am Bank Berhad [Member]
Line of Credit Facility [Line Items]
Start date	Dec. 05, 2018
Debt maturity description	November 5, 2023 (extended to June 30, 2024 due to Covid-19)
Number of installment	60	60
Debt instrument installment description	US$5,169 (RM21,968), adjusted to US$5,044 (RM21,434) in July 2020	US$5,169 (RM21,968), adjusted to US$5,044 (RM21,434) in July 2020
Interest rate	11.45%	11.45%
Debt amount	$ 235,316	¥ 1,000,000
Debt instrument guarantee description	Joint and several guarantee of the following person: (i) HO SAY SAN (ii) CHOO YEOW	Joint and several guarantee of the following person: (i) HO SAY SAN (ii) CHOO YEOW
Alliance Bank Malaysia Berhad [Member]
Line of Credit Facility [Line Items]
Start date	Mar. 01, 2021
Number of installment	60	60
Debt instrument installment description	US$2,825 (RM12,004)	US$2,825 (RM12,004)
Interest rate	3.50%	3.50%
Debt amount	$ 152,956	¥ 650,000
Debt instrument guarantee description	1. Joint and several guarantee of the following persons: (i) HO SAY SAN (ii) CHOO YEOW (iii) TAN LAI WAN, who sold off her shares of the Company and was no longer a guarantor as a shareholder since then. 2. Confirmation of guarantee from Credit Guarantee Corporation Malaysia Berhad for RM520,000	1. Joint and several guarantee of the following persons: (i) HO SAY SAN (ii) CHOO YEOW (iii) TAN LAI WAN, who sold off her shares of the Company and was no longer a guarantor as a shareholder since then. 2. Confirmation of guarantee from Credit Guarantee Corporation Malaysia Berhad for RM520,000
Maturity date	Feb. 28, 2026
Alliance Bank [Member]
Line of Credit Facility [Line Items]
Start date	Jul. 01, 2022
Number of installment	36	36
Debt instrument installment description	US$3,659 (RM15,550)	US$3,659 (RM15,550)
Interest rate	7.17%	7.17%
Debt amount	$ 117,658	¥ 500,000
Debt instrument guarantee description	Joint and several guarantee of the following persons: (i) HO SAY SAN (ii) CHOO YEOW	Joint and several guarantee of the following persons: (i) HO SAY SAN (ii) CHOO YEOW
Maturity date	Jun. 01, 2025